Schedule of unrecognized deductible temporary differences (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Income Tax
Interest expense		$ 817
Lease liabilities	331	39
Investment in SFF shares		1,233
Loss carryforwards	13,719	6,651
Property, plant and equipment	4,072
Right-of-use assets	(306)
Long-term debt	(261)
Intangible assets	(3,487)
Foreign exchange	76
Passthrough interest	38
Passthrough income	(441)
Solar tax credit	3,060
Restricted Interest and Financing Expenses	1,715
Net deferred tax assets	$ 18,516	$ 8,740